UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment           [     ]; Amendment Number:
This Amendment (Check only one.): [     ] is a restatement.

                               [     ] adds new holdings entries.



Institutional Investment Manager Filing this Report:

Name:	Capital Management Associates
Address:	140 Broadway
		44th Floor
		New York, NY  10005

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name 	Joseph A. Zock
Title:	President
Phone:	212-320-2000

Signature, Place, and Date of Signing:



Joseph A. Zock, New York, New York, November 4, 2002

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[  ]	13F NOTICE.
[  ]	13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



FORM 13F SUMMARY PAGE





Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:



List of Other Included Mangers:

      No. 13F File Number	Name




Capital Management Associates FORM 13F 30-Sep-02
Voting Authority Value Shares/ Sh/Put/Invstmt Other Name of Issuer Title of CUSIP (x$1000Prn Amt PrnCallDscretn Managers Sole
SharedNone
ALBERTSON'S INC COM 013104104 12303 509250SH Sole 509250
APACHE CORP. COM    037411105 19726 331815SH Sole 331815
BECKMAN COULTER INC. COM 075811109 13417 346700SH Sole 346700
BRINKERINTERNATIONAL INC COM 109641100 12819 494925SH Sole 494925 CENDANT CORP COM 151313103 11334 1053310SH Sole 1053310
CIRCUIT CITY STORES-CIRCUIT CI COM 172737108 11755 775900SH Sole 775900 CNF INC COM 12612w104 10208 325200SH Sole 325200
COMPASS BANCSHARES INC COM 20449h109 12691 430350SH Sole 430350
CONAGRA INCCOM 205887102 16458 662300SH Sole 662300
CRANE CO COM 224399105 12336 624300SH Sole 624300
DEERE & CO COM244199105 14266 313880SH Sole 313880
DIAL CORP. COM 25247D101 15266 711350SH Sole 711350
ENSCOINTERNATIONAL INC COM 26874Q100 7918 316200SH Sole 316200 FLEXTRONICS INTL LTD COM Y2573F102 8366 1200000SH Sole 1200000
FLOWERS FOODS INC. COM 343498101 18455 811923SH Sole 811923
IVAX CORP COM 465823102 15795 1287275SH Sole 1287275
JC PENNY INC. COM 708160106 10264 644700SH Sole 644700
KLA-TENCOR CORP COM 482480100 5588 200000SH Sole 200000
LINCOLN NATIONAL CORP COM 534187109 8921 292000SH Sole 292000
MCCORMICK & CO-NON VTG SHRS COM 579780206 13924 610700SH Sole 610700 NABORS INDUSTRIES LTD. COM G6359F103 8436 257600SH Sole 257600
NEWMONT MINING CORP COM 651639106 14219 516850SH Sole 516850
OFFICE DEPOT COM 676220106 8437 683700SH Sole 683700
PARKER HANNIFIN CORP COM 701094104 12984 339800SH Sole 339800
SARA LEE CORP COM 803111103 12657 692000SH Sole 692000
SCANA CORP COM 80589m102 13020 500370SH Sole 500370
SEMPRA ENERGY COM 816851109 10567 537772SH Sole 537772
SENSIENT TECHNOLOGIES CORP COM 81725t100 15683 742200SH Sole 742200 SOUTHWEST AIRLINES COM 844741108 9641738207.5SH Sole 738207.5
TOMMY HILFIGER CORP COM G8915Z102 9789 1047000SH Sole 1047000
TXU CORPORATION COM 873168108 12799 306850SH Sole 306850
UNOCAL CORP COM 915289102 12359 393740SH Sole 393740
WEYERHAEUSER CO. COM 962166104 10543 240880SH Sole 240880
ZIONS BANCORPORATION COM 989701107 11636 267300SH Sole 267300